Note 15 - Share-based Compensation and Employee Benefit Plans (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Notes Tables
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Three Months Ended
	June 30, 2018	June 2 4 , 2017
Dividend yield	—	—
Expected volatility	92.55%	—
Risk-free interest rate	2.82%	—
Expected term (years)	8.36	—

Fiscal years ended	March 31, 2018	March 25, 2017
Dividend yield	—	—
Expected volatility	91%	99%
Risk-free interest rate	2.40%	1.45%
Expected term (years)	8.35	8.36

Share-based Compensation, Stock Options, Activity [Table Text Block]
		Weighted Average	Weighted Average Remaining	Aggregate
	Shares	Exercise Price per share	Contractual Terms (Years)	Intrinsic Value
Outstanding at March 25, 2017	1,104,500	$1.41	6.1	$3
Granted	856,000	0.34	10.0
Forfeited / Expired	(481,800)	1.34
Outstanding at March 31, 2018	1,478,700	$0.56	8.0	$—
Granted	50,000	0.27	10.0
Forfeited / Expired	(31,000)	1.41
Outstanding at June 30, 2018	1,497,700	$0.53	7.8	$—

Exercisable at June 30, 2018	500,650	$0.79	4.4	$—

At June 30, 2018 expected to vest in the future	702,491	$0.40	9.6	$—

		Weighted	Weighted Average Remaining
(Dollars in thousands except share prices)	Shares	Average Exercise Price per share	Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at March 26, 2016	1,592,200	$1.52	6.8	$69
Granted	148,000	0.97
Exercised	—	—
Forfeited / Expired	(635,700)	1.57
Outstanding at March 25, 2017	1,104,500	$1.41	6.1	$3
Granted	856,000	0.34	10.0
Exercised	—	—
Forfeited / Expired	(481,800)	1.34
Outstanding at March 31, 2018	1,478,700	$0.56	8.0	$—

Exercisable at March 31, 2018	524,450	$0.81	4.8	$—

At March 31, 2018, expected to vest in the future	671,805	$0.42	9.8	$—

Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]
	Shares	Weighted Average Fair Value
Non-Vested at March 25, 2017	—	$—
Granted	586,950	0.66
Vested	(51,000)	(0.60)
Forfeited or cancelled	(236,000)	(0.68)
Non-Vested at March 31, 2018	299,950	$0.65
Vested	(37,500)	(0.39)
Non-Vested at June 30, 2018	262,450	$0.68

	Shares	Weighted Average Grant Date Fair Value
Non-vested at March 26, 2016	—	$—
Granted	44,500	0.66
Vested	(44,500)	0.66
Forfeited or cancelled	—	—
Non-vested at March 25, 2017	—	$—
Granted	586,950	0.66
Vested	(51,000)	(0.60)
Forfeited or cancelled	(236,000)	(0.68)
Non-vested at March 31, 2018	299,950	$0.65